PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Millions	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)	May 10, 2021 USD ($)	May 10, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	$ 210,916	$ 219,906	$ 226,527
Future minimum capital expenditures on construction in progress	16,000,000.0			¥ 114.0
Construction in progress	728,470
Future minimum capital expenditures on construction in progress	728,470
Future minimum capital expenditures on construction in progress next twelve months	196,809
Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress					$ 5,600,000	¥ 40.0
Tongchuan & Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Construction in progress	20,300,000			¥ 144.2
Future minimum capital expenditures on construction in progress	728,470
Future minimum capital expenditures on construction in progress next twelve months	$ 196,809